INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
IfrsStatementLineItems [Line Items]
Net book value	$ 3,636,078	$ 4,291,842
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,455,960	1,373,960
Additions	3,695,673	3,325,000
Write-off		(243,000)
Impairments	(4,214,445)
Ending balance	3,937,188	4,455,960
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	164,118	88,721
Ending balance	301,110	164,118
Additions	136,992	75,397
Video Game Catalogues [Member]
IfrsStatementLineItems [Line Items]
Net book value	1,000	966,842
Video Game Catalogues [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,130,960	1,290,960
Additions
Write-off		(160,000)
Impairments	(890,445)
Ending balance	240,515	1,130,960
Video Game Catalogues [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	164,118	88,721
Ending balance	239,515	164,118
Additions	75,397	75,397
Platform Coding [Member]
IfrsStatementLineItems [Line Items]
Net book value	1,000	3,325,000
Platform Coding [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,325,000
Additions		3,325,000
Write-off
Impairments	(3,324,000)
Ending balance	1,000	3,325,000
Platform Coding [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance
Additions
Brand names [member]
IfrsStatementLineItems [Line Items]
Net book value
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		83,000
Impairments
Ending balance
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Write-off		(83,000)
Ending balance
Additions
Distribution Libraries [Member]
IfrsStatementLineItems [Line Items]
Net book value	3,634,078
Distribution Libraries [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	3,695,673
Write-off
Impairments
Ending balance	3,695,673
Distribution Libraries [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	61,595
Additions	$ 61,595